Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Segments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Net revenue	$ 54,304	$ 46,881	$ 52,329
Non current Assets	193,678	199,891
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	623	501	668
Non current Assets	2,457	2,496	2,215
United States [member]
Disclosure of operating segments [line items]
Net revenue	14,259	13,815	13,693
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	6,500	5,868	7,277
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	49,333	43,044	47,984
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 4,971	$ 3,837	$ 4,345